UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-04443

Investment Company Act File Number

Eaton Vance Investment Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

March 31

Date of Fiscal Year End

December 31, 2012

Date of Reporting Period

Item 1. Schedule of Investments

AMT-Free Limited Maturity Municipal Income Fund

Massachusetts Limited Maturity Municipal Income Fund

National Limited Maturity Municipal Income Fund

New York Limited Maturity Municipal Income Fund

Pennsylvania Limited Maturity Municipal Income Fund

Eaton Vance

AMT-Free Limited Maturity Municipal Income Fund

December 31, 2012

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 100.4%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 2.9%
Idaho Board Bank Authority, 5.00%, 9/15/22	$1,000	$1,174,350
Massachusetts Water Pollution Abatement Trusts, 5.00%, 8/1/21	750	922,890

		$2,097,240

Education — 7.6%
Delaware County, PA, (Villanova University), 5.00%, 12/1/20	$500	$600,655
Missouri Health and Educational Facilities Authority, (Washington University), 5.25%, 3/15/18	1,000	1,225,920
University of Cincinnati, OH, General Receipts, 4.00%, 6/1/25	395	436,850
University of Cincinnati, OH, General Receipts, 4.00%, 6/1/26	170	186,441
University of Houston, TX, 5.00%, 2/15/21	1,000	1,199,130
University of Pittsburgh, PA, 5.25%, 9/15/23	1,000	1,216,770
Vermont Educational and Health Buildings Financing Agency Revenue, (St Michael’s College), 5.00%, 10/1/25	500	575,980

		$5,441,746

Electric Utilities — 7.8%
Apache County, AZ, Industrial Development Authority, (Tucson Electric Power Co.), 4.50%, 3/1/30	$340	$356,381
California Department of Water Resource Power Supply, 5.00%, 5/1/22	670	788,510
Energy Northwest Electric Revenue, WA, (Columbia Station), 5.00%, 7/1/24	1,000	1,135,980
Maricopa County, AZ, Pollution Control Corp., (Arizona Public Service Co.), 6.00% to 5/1/14 (Put Date), 5/1/29	500	529,525
Massachusetts Development Finance Agency, (Dominion Energy Brayton), 5.75% to 5/1/19 (Put Date), 12/1/42	800	978,032
Puerto Rico Electric Power Authority, 5.00%, 7/1/23	500	507,135
Seattle, WA, Municipal Light and Power Revenue, 5.25%, 4/1/20	1,000	1,228,600

		$5,524,163

General Obligations — 18.5%
Bonneville and Bingham Counties, ID, Joint School District No. 93, 4.00%, 9/15/22	$700	$838,628
Bonneville and Bingham Counties, ID, Joint School District No. 93, 5.00%, 9/15/29	750	923,385
Kentwood, MI, Public Schools, 4.00%, 5/1/21	40	47,297
Kentwood, MI, Public Schools, 4.00%, 5/1/23	225	264,496
King County, WA, School District No. 407, 3.00%, 12/1/27	260	275,460
King County, WA, School District No. 407, 3.00%, 12/1/29	275	285,901
Kootenai County, ID, School District No. 271, 4.00%, 9/15/25	650	744,822
Massachusetts, 0.76%, 11/1/25(1)	1,500	1,482,750
Pasadena, TX, Independent School District, (PSF Guaranteed), 5.00%, 2/15/28	1,500	1,765,170
Pascack Valley Regional High School District, NJ, 3.00%, 8/15/17	30	32,672
Pascack Valley Regional High School District, NJ, 3.00%, 8/15/18	30	33,013
Pascack Valley Regional High School District, NJ, 3.00%, 8/15/19	45	49,682
Pascack Valley Regional High School District, NJ, 3.00%, 8/15/20	50	55,129
Pascack Valley Regional High School District, NJ, 3.00%, 8/15/21	35	38,537
Pascack Valley Regional High School District, NJ, 3.00%, 8/15/22	45	49,487
Toppenish School District No. 202, Yakima County, WA, 3.00%, 12/1/21	1,000	1,126,880
Virginia, 5.00%, 6/1/28	1,500	1,789,125
Washington County, OR, Banks School District No. 13, 3.00%, 6/15/22	365	403,628
Wilmington, DE, 5.00%, 12/1/25	500	598,710
Yakima County, WA, School District No. 208, 3.00%, 12/1/25(2)	2,245	2,397,593

		$13,202,365

1

Security	Principal Amount (000’s omitted)	Value
Hospital — 10.6%
California Health Facilities Financing Authority, (Catholic Healthcare), 5.125%, 7/1/22	$750	$819,855
California Statewide Communities Development Authority, (Kaiser Permanente), 5.00%, 4/1/19	1,000	1,183,660
Fairfax County, VA, Industrial Development Authority, (Inova Health System Hospitals), 5.00%, 5/15/25	1,000	1,148,610
Highlands County, FL, Health Facilities Authority, (Adventist Health System), 5.00%, 11/15/20	1,000	1,110,290
Kent, MI, Hospital Finance Authority, (Spectrum Health), 5.50% to 1/15/15 (Put Date), 1/15/47	275	300,451
Massachusetts Health and Educational Facilities Authority, (Baystate Medical Center), 5.00% to 7/1/15 (Put Date), 7/1/39	1,365	1,479,865
Massachusetts Health and Educational Facilities Authority, (Lowell General Hospital), 4.75%, 7/1/25	445	468,060
Onondaga Civic Development Corp., NY, (St. Joseph’s Hospital Health Center), 4.50%, 7/1/32	625	611,494
Washington Township, CA, Health Care District Revenue, 5.125%, 7/1/17	200	224,114
Washington Township, CA, Health Care District Revenue, 5.25%, 7/1/18	175	201,381

		$7,547,780

Industrial Development Revenue — 0.5%
St. Charles Parish, LA, (Valero Energy Corp.), 4.00% to 6/1/22 (Put Date), 12/1/40	$335	$369,525

		$369,525

Insured-Education — 4.5%
New York Dormitory Authority, (New York University), (AMBAC), 5.50%, 7/1/22	$1,000	$1,304,480
Oregon Health and Science University, (NPFG), 0.00%, 7/1/21	1,000	783,240
Texas University Systems Financing Revenue, (AGM), 5.00%, 3/15/21	1,000	1,131,120

		$3,218,840

Insured-Electric Utilities — 3.0%
Northern Municipal Power Agency, MN, (AGC), 5.00%, 1/1/21	$1,000	$1,158,840
South Carolina Public Service Authority, (AGM), 5.00%, 1/1/20	850	980,636

		$2,139,476

Insured-Escrowed/Prerefunded — 1.7%
Sunrise, FL, Utilities Systems, (AMBAC), Escrowed to Maturity, 5.50%, 10/1/18	$1,000	$1,179,300

		$1,179,300

Insured-General Obligations — 2.4%
New York, NY, (AGM), 5.00%, 4/1/22	$500	$565,870
Philadelphia, PA, (AGC), 5.50%, 7/15/16	1,000	1,135,170

		$1,701,040

Insured-Special Tax Revenue — 4.7%
Illinois Sports Facilities Authority, (AMBAC), 0.00%, 6/15/22	$2,000	$1,436,740
Mesa, AZ, Street and Highway Revenue, (AGM), 5.00%, 7/1/20	700	851,291
Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/23	1,000	1,049,630

		$3,337,661

Insured-Transportation — 2.4%
Idaho Housing and Finance Association, (Grant and Revenue Anticipation Bonds Federal Highway Trust Fund), (AGC), 5.25%, 7/15/21	$1,000	$1,188,990
New Orleans, LA, Aviation Board, (AGC), 6.00%, 1/1/23	420	502,081

		$1,691,071

Insured-Water and Sewer — 3.8%
Bossier City, LA, Utilities Revenue, (BHAC), 5.00%, 10/1/21	$1,000	$1,177,260
Portland, OR, Sewer System Revenue, (AGM), 5.00%, 6/15/23	1,000	1,181,530
Tallahassee, FL, Consolidated Utility System, (FGIC), (NPFG), 5.50%, 10/1/19	250	313,870

		$2,672,660

2

Security	Principal Amount (000’s omitted)	Value
Lease Revenue/Certificates of Participation — 0.9%
Virginia Public Building Authority, Public Facilities Revenue, 5.25%, 8/1/20	$530	$638,676

		$638,676

Other Revenue — 2.5%
Florida Board of Education, Lottery Revenue, 5.00%, 7/1/19	$500	$606,445
New York, NY, Transitional Finance Authority, (Building Aid), 5.25%, 1/15/27	1,000	1,172,510

		$1,778,955

Senior Living/Life Care — 1.5%
Hawaii State Department of Budget and Finance, Special Purpose Senior Living Revenue, 5.00%, 11/15/27	$225	$238,201
Massachusetts Development Finance Agency, (Carleton-Willard Village), 5.25%, 12/1/25	275	301,092
North Miami, FL, Health Care Facilities Authority, (Imperial Club), 1.838%, 1/1/42(3)	590	259,665
Tempe, AZ, Industrial Development Authority, (Friendship Village of Tempe), 6.00%, 12/1/27	250	274,970

		$1,073,928

Special Tax Revenue — 5.1%
Baldwin County, AL, Board of Education, 5.00%, 6/1/22	$500	$603,405
California Economic Recovery, 5.00%, 7/1/18	500	606,470
Covington Park, FL, Community Development District, (Capital Improvements), 5.00%, 5/1/21	65	65,909
Dupree Lakes, FL, Community Development District, 6.83%, 11/1/15	110	111,464
Fish Hawk, FL, Community Development District II, 7.04%, 11/1/14	5	4,936
New River, FL, Community Development District, (Capital Improvements), Series 2010A-1, 5.75%, 5/1/38	25	19,782
New River, FL, Community Development District, (Capital Improvements), Series 2010A-2, 5.75%, 5/1/38	60	26,198
New River, FL, Community Development District, (Capital Improvements), Series 2010B-1, 5.00%, (0.00% to 11/1/14), 5/1/15	40	35,787
New River, FL, Community Development District, (Capital Improvements), Series 2010B-2, 0.00%, (0.00% to 11/1/13), 5/1/18	45	20,970
New River, FL, Community Development District, (Capital Improvements), 5.00%, 5/1/13(4)	35	0
North Springs, FL, Improvement District, (Heron Bay), 7.00%, 5/1/19	210	210,632
North Springs, FL, Improvement District, (Heron Bay North Assessment Area), 5.00%, 5/1/14	125	124,975
Poinciana West, FL, West Community Development District, 5.875%, 5/1/22	100	102,573
Scottsdale, AZ, Municipal Property Corp., Excise Tax Revenue, 5.00%, 7/1/26	1,265	1,637,264
Sterling Hill, FL, Community Development District, (Capital Improvements), 5.10%, 5/1/11(5)	20	5,804
Sterling Hill, FL, Community Development District, (Capital Improvements), 5.50%, 11/1/10(5)	100	70,020

		$3,646,189

Student Loan — 3.9%
Iowa Student Loan Liquidity Corp., 5.25%, 12/1/22(6)	$1,000	$1,132,900
New Jersey Higher Education Assistance Authority, 5.00%, 6/1/16(6)	1,500	1,657,560

		$2,790,460

Transportation — 12.2%
Charlotte, NC, Airport Revenue, 5.00%, 7/1/21	$1,000	$1,207,980
Maryland Transportation Authority, 5.00%, 7/1/20	1,000	1,231,660
Massachusetts Department of Transportation, (Metropolitan Highway System Revenue), 5.00%, 1/1/20	500	602,055
Massachusetts Port Authority, 5.00%, 7/1/26	500	611,275
North Texas Tollway Authority, (Dallas North Tollway System Revenue), 6.00%, 1/1/23	1,250	1,497,362
Phoenix, AZ, Civic Improvements Corp., 5.00%, 7/1/21	1,000	1,172,460
Port Authority of New York and New Jersey, 5.00%, 7/15/23	1,000	1,154,110
Texas Transportation Commission, State Highway Fund, First Tier, 5.00%, 4/1/21	1,000	1,177,260

		$8,654,162

3

Security	Principal Amount (000’s omitted)	Value
Water and Sewer — 3.9%
Detroit, MI, Water and Sewerage Department Sewage Disposal System Revenue, 5.25%, 7/1/27	$200	$224,386
Fairfax County, VA, Water Revenue, 5.25%, 4/1/23	1,000	1,317,740
New York, NY, Municipal Water Finance Authority, 5.00%, 6/15/21	670	795,873
Post Falls, ID, Water Revenue, 3.00%, 3/1/20	185	202,560
Post Falls, ID, Water Revenue, 3.50%, 3/1/21	100	113,645
Post Falls, ID, Water Revenue, 3.50%, 3/1/23	100	113,518

		$2,767,722

Total Tax-Exempt Investments — 100.4% (identified cost $64,380,001)		$71,472,959

Other Assets, Less Liabilities — (0.4)%		$(285,578)

Net Assets — 100.0%		$71,187,381

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

BHAC	-	Berkshire Hathaway Assurance Corp.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

PSF	-	Permanent School Fund

At December 31, 2012, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is less than 10% individually.

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2012, 22.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.4% to 7.0% of total investments.

(1)	Variable rate security. The stated interest rate represents the rate in effect at December 31, 2012.

(2)	When-issued security.

(3)	Security is in default and making only partial interest payments.

(4)	Defaulted bond.

(5)	Defaulted matured bond.

(6)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

4

A summary of open financial instruments at December 31, 2012 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation
3/13	75 U.S. 10-Year Treasury Note	Short	$(9,978,984)	$(9,958,593)	$20,391
3/13	8 U.S. 30-Year Treasury Bond	Short	(1,199,923)	(1,180,000)	19,923

					$40,314

At December 31, 2012, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At December 31, 2012, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is interest rate risk was $40,314.

The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$64,279,344

Gross unrealized appreciation	$7,671,590
Gross unrealized depreciation	(477,975)

Net unrealized appreciation	$7,193,615

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2012, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$71,472,959	$—	$71,472,959
Total Investments	$—	$71,472,959	$—	$71,472,959
Futures Contracts	$40,314	$—	$—	$40,314
Total	$40,314	$71,472,959	$—	$71,513,273

The Fund held no investments or other financial instruments as of March 31, 2012 whose fair value was determined using Level 3 inputs. At December 31, 2012, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance

Massachusetts Limited Maturity Municipal Income Fund

December 31, 2012

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 98.5%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 3.9%
Massachusetts Water Pollution Abatement Trust, 5.00%, 8/1/21	$1,000	$1,284,780
Massachusetts Water Pollution Abatement Trust, 5.00%, 8/1/25	1,000	1,281,930

		$2,566,710

Education — 15.4%
Massachusetts Development Finance Agency, (Northeastern University), 5.00%, 10/1/27	$500	$592,565
Massachusetts Health and Educational Facilities Authority, (Boston College), 5.375%, 6/1/14	525	545,958
Massachusetts Health and Educational Facilities Authority, (College of the Holy Cross), 5.00%, 9/1/20	1,000	1,191,180
Massachusetts Health and Educational Facilities Authority, (Harvard University), 5.50%, 11/15/36	1,055	1,261,506
Massachusetts Health and Educational Facilities Authority, (Massachusetts Institute of Technology), 5.375%, 7/1/17	1,000	1,207,730
Massachusetts Health and Educational Facilities Authority, (Massachusetts Institute of Technology), 5.50%, 7/1/22	1,645	2,217,805
Massachusetts Health and Educational Facilities Authority, (Northeastern University), 5.00%, 10/1/24	500	605,380
Massachusetts Health and Educational Facilities Authority, (Tufts University), 5.00%, 8/15/18	100	121,022
Massachusetts Health and Educational Facilities Authority, (Tufts University), 5.25%, 8/15/19	200	242,526
Massachusetts Health and Educational Facilities Authority, (Tufts University), 5.25%, 8/15/20	150	180,855
Massachusetts Health and Educational Facilities Authority, (Tufts University), 5.50%, 8/15/15	750	844,058
University of Massachusetts Building Authority, 5.00%, 5/1/20	1,000	1,214,190

		$10,224,775

Electric Utilities — 4.9%
Massachusetts Development Finance Agency, (Dominion Energy Brayton), 5.75% to 5/1/19 (Put Date), 12/1/42	$1,000	$1,222,540
Puerto Rico Electric Power Authority, 5.25%, 7/1/25	2,000	2,056,760

		$3,279,300

Escrowed/Prerefunded — 7.8%
Massachusetts State Federal Highway Grant Anticipation Notes, Escrowed to Maturity, 0.00%, 6/15/15	$2,000	$1,971,900
Massachusetts Turnpike Authority, Escrowed to Maturity, 5.00%, 1/1/13	265	265,000
Massachusetts Turnpike Authority, Escrowed to Maturity, 5.00%, 1/1/20	2,100	2,436,546
Massachusetts Water Pollution Abatement Trust, Escrowed to Maturity, 5.25%, 8/1/14	470	494,097

		$5,167,543

General Obligations — 26.3%
Andover, 4.00%, 1/15/23	$1,025	$1,220,057
Brookline, 4.00%, 5/15/22	1,195	1,439,174
Burlington, 5.00%, 2/1/15	500	546,515
Burlington, 5.00%, 2/1/16	500	566,090
Cambridge, 5.00%, 1/1/23	850	1,072,250
Commonwealth of Massachusetts, 4.00%, 10/1/28	815	907,470
Duxbury, 4.00%, 9/1/22	1,000	1,197,810
Gloucester, 4.00%, 3/15/22	640	748,934

1

Security	Principal Amount (000’s omitted)	Value
Manchester Essex Regional School District, 5.00%, 1/15/20	$1,000	$1,172,590
Medfield, 4.00%, 3/15/22	625	741,794
Melrose, 2.00%, 11/1/22	315	311,548
Melrose, 3.00%, 11/1/20	380	416,697
Southborough, 3.00%, 6/1/21	1,060	1,191,429
Wellesley, 5.00%, 6/1/16	1,100	1,267,189
Wellesley, 5.00%, 6/1/17	1,150	1,366,292
Westwood, 3.00%, 6/1/21	1,320	1,461,570
Weymouth, 4.00%, 9/15/23	660	769,507
Wilmington, 4.00%, 3/15/28	1,000	1,113,500

		$17,510,416

Hospital — 8.9%
Massachusetts Development Finance Agency, (Berkshire Health System), 5.00%, 10/1/24	$250	$284,238
Massachusetts Development Finance Agency, (Tufts Medical Center), 5.50%, 1/1/22	500	574,325
Massachusetts Health and Educational Facilities Authority, (Baystate Medical Center), 5.00% to 7/1/15 (Put Date), 7/1/39	500	542,075
Massachusetts Health and Educational Facilities Authority, (Dana-Farber Cancer Institute), 5.25%, 12/1/24	1,000	1,152,310
Massachusetts Health and Educational Facilities Authority, (Jordan Hospital), 6.75%, 10/1/33	545	552,968
Massachusetts Health and Educational Facilities Authority, (Lowell General Hospital), 4.75%, 7/1/25	710	746,792
Massachusetts Health and Educational Facilities Authority, (Partners Healthcare System), 5.00%, 7/1/18	750	872,340
Massachusetts Health and Educational Facilities Authority, (Partners Healthcare System), 5.00%, 7/1/22	1,000	1,175,680

		$5,900,728

Industrial Development Revenue — 1.5%
Massachusetts Development Finance Agency, (Covanta Energy), (AMT), 4.875%, 11/1/27	$500	$505,435
Massachusetts Development Finance Agency, (Waste Management, Inc.), (AMT), 2.125% to 12/1/15 (Put Date), 12/1/29	500	498,310

		$1,003,745

Insured-Education — 1.6%
University of Massachusetts Building Authority, (AMBAC), 5.25%, 11/1/13	$1,000	$1,041,280

		$1,041,280

Insured-Escrowed/Prerefunded — 1.2%
Massachusetts Turnpike Authority, (FGIC), Escrowed to Maturity, 5.125%, 1/1/23	$635	$821,042

		$821,042

Insured-General Obligations — 5.7%
Boston, (NPFG), 0.125%, 3/1/22	$3,105	$2,502,195
Massachusetts, (NPFG), 5.25%, 8/1/22	1,000	1,297,820

		$3,800,015

Insured-Hospital — 2.6%
Massachusetts Health and Educational Facilities Authority, (Cape Cod Healthcare), (AGC), 5.00%, 11/15/21	$500	$579,630
Massachusetts Health and Educational Facilities Authority, (Caregroup Healthcare System), (NPFG), 5.25%, 7/1/21	1,000	1,162,700

		$1,742,330

2

Security	Principal Amount (000’s omitted)	Value
Insured-Special Tax Revenue — 4.1%
Massachusetts, Special Obligation, (AGM), 5.50%, 6/1/21	$1,600	$2,083,520
Massachusetts, Special Obligation, Dedicated Tax Revenue, (FGIC), (NPFG), 5.50%,1/1/29	500	639,860

		$2,723,380

Insured-Water and Sewer — 2.0%
Massachusetts Water Resources Authority, (AGM), 5.50%, 8/1/22	$1,000	$1,308,420

		$1,308,420

Other Revenue — 2.6%
Massachusetts Health and Educational Facilities Authority, (Isabella Stewart Gardner Museum), 5.00%, 5/1/23	$1,000	$1,155,380
Massachusetts Health and Educational Facilities Authority, (Woods Hole Oceanographic), 5.25%, 6/1/18	500	610,730

		$1,766,110

Senior Living/Life Care — 1.4%
Massachusetts Development Finance Agency, (Berkshire Retirement), 5.60%, 7/1/19	$455	$455,769
Massachusetts Development Finance Agency, (Carleton-Willard Village), 5.25%, 12/1/25	275	301,092
Massachusetts Development Finance Agency, (Volunteers of America), 5.00%, 11/1/17	180	187,268

		$944,129

Special Tax Revenue — 5.1%
Massachusetts, Special Obligation, 5.00%, 6/1/14	$500	$532,665
Massachusetts Bay Transportation Authority, 5.25%, 7/1/26	1,280	1,684,659
Massachusetts Bay Transportation Authority, Sales Tax, 5.25%, 7/1/16	1,000	1,159,490

		$3,376,814

Transportation — 2.7%
Massachusetts Department of Transportation, (Metropolitan Highway System Revenue), 5.00%, 1/1/20	$500	$602,055
Massachusetts Port Authority, 5.00%, 7/1/26	1,000	1,222,550

		$1,824,605

Water and Sewer — 0.8%
Boston Water and Sewer Commission, 4.00%, 11/1/25	$450	$518,342

		$518,342

Total Tax-Exempt Investments — 98.5% (identified cost $59,198,434)		$65,519,684

Other Assets, Less Liabilities — 1.5%		$964,999

Net Assets — 100.0%		$66,484,683

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

3

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

The Fund invests primarily in debt securities issued by Massachusetts municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2012, 17.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.9% to 8.6% of total investments.

A summary of open financial instruments at December 31, 2012 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation
3/13	5 U.S. 10-Year Treasury Note	Short	$(665,265)	$(663,906)	$1,359
3/13	8 U.S. 30-Year Treasury Bond	Short	(1,199,923)	(1,180,000)	19,923

					$21,282

At December 31, 2012, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At December 31, 2012, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is interest rate risk was $21,282.

The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$59,169,359

Gross unrealized appreciation	$6,368,643
Gross unrealized depreciation	(18,318)

Net unrealized appreciation	$6,350,325

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2012, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$65,519,684	$—	$65,519,684
Total Investments	$—	$65,519,684	$—	$65,519,684
Futures Contracts	$21,282	$—	$—	$21,282
Total	$21,282	$65,519,684	$—	$65,540,966

4

The Fund held no investments or other financial instruments as of March 31, 2012 whose fair value was determined using Level 3 inputs. At December 31, 2012, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance

National Limited Maturity Municipal Income Fund

December 31, 2012

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 98.4%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 5.9%
Cuyahoga County, OH, Port Authority, (Garfield Heights), 5.25%, 5/15/23	$175	$175,159
Idaho Board Bank Authority, 5.00%, 9/15/21	1,120	1,331,333
Kansas Development Finance Authority, (Revolving Funds-Department of Health and Environment), 5.00%, 3/1/22	9,215	11,220,921
Massachusetts Water Pollution Abatement Trust, 5.00%, 8/1/25	3,000	3,845,790
Minnesota Public Facilities Authority, (Revolving Fund), 5.00%, 3/1/22	2,000	2,462,620
Ohio Economic Development, (Ohio Enterprise Bond Fund), (AMT), 4.60%, 6/1/20	1,595	1,690,317
Ohio Economic Development, (Ohio Enterprise Bond Fund), (AMT), 5.25%, 12/1/15	660	684,216
Ohio Water Development Authority, Water Pollution Control Loan Fund, (Water Quality), 5.25%, 6/1/20	280	355,866
Rhode Island Clean Water Finance Agency, Water Pollution Control, 4.00%, 10/1/20	1,850	2,171,641
Summit County, OH, Port Authority, (Twinsburg Township), 5.125%, 5/15/25	300	306,183
Virginia State Resources Authority, Clean Water Revenue, (Revolving Fund), 5.00%, 10/1/19	10,000	11,835,600
Virginia State Resources Authority, Clean Water Revenue, (Revolving Fund), 5.50%, 10/1/19	5,000	6,406,750

		$42,486,396

Cogeneration — 0.0%(1)
Pennsylvania Economic Development Financing Authority, (Colver), (AMT), 5.125%, 12/1/15	$275	$280,264

		$280,264

Education — 5.4%
California Educational Facilities Authority, (Claremont McKenna College), 5.00%, 1/1/27	$500	$574,760
California Educational Facilities Authority, (Loyola Marymount University), 5.00%, 10/1/25	500	571,240
Illinois Educational Facilities Authority, (Art Institute of Chicago), 4.45% to 3/1/15 (Put Date), 3/1/34	2,000	2,081,320
Maryland Health and Higher Educational Facilities Authority, (Washington Christian Academy), 5.25%, 7/1/18(2)	250	99,985
Maryland Industrial Development Financing Authority, (Our Lady of Good Counsel High School), 5.50%, 5/1/20	350	367,461
Missouri State Health and Educational Facilities Authority, (St. Louis University), 5.50%, 10/1/16	2,555	3,000,311
New Jersey Educational Facilities Authority, (University of Medicine and Dentistry of New Jersey), 7.125%, 12/1/23	2,750	3,529,350
New York Dormitory Authority, (Third Generation Resolution), 5.00%, 5/15/26	4,500	5,442,165
Ohio Higher Educational Facility Commission, (John Carroll University), 5.00%, 11/15/13	500	516,910
Ohio State University, General Receipts, 5.00%, 12/1/23	25	30,893
Ohio State University, General Receipts, 5.00%, 12/1/23	225	269,354
Rutgers State University, Series F, 5.00%, 5/1/23	1,000	1,173,380
University of California, 5.00%, 5/15/21	500	590,205
University of Cincinnati, OH, General Receipts, 4.00%, 6/1/25	4,340	4,799,823
University of Cincinnati, OH, General Receipts, 4.00%, 6/1/26	1,880	2,061,815
University of Illinois, 0.00%, 4/1/15	1,700	1,658,741
University of Illinois, 0.00%, 4/1/16	1,000	956,130
University of New Mexico, 5.00%, 6/1/26	1,000	1,213,280
University of Texas, 5.25%, 7/1/26	5,245	7,017,443

Security	Principal Amount (000’s omitted)	Value
Vermont Educational and Health Buildings Financing Agency, (St. Michael’s College), 5.00%, 10/1/23	$1,235	$1,454,064
Vermont Educational and Health Buildings Financing Agency, (St. Michael’s College), 5.00%, 10/1/24	675	783,837
Vermont Educational and Health Buildings Financing Agency, (St. Michael’s College), 5.00%, 10/1/26	575	660,451

		$38,852,918

Electric Utilities — 8.1%
American Municipal Power-Ohio, Inc., (Meldahl Hydroelectric Project), 5.00%, 2/15/21	$4,235	$4,986,967
Apache County, AZ, Industrial Development Authority, (Tucson Electric Power Co.), 4.50%, 3/1/30	2,400	2,515,632
California Department of Water Resource Power Supply, 5.00%, 5/1/22	6,705	7,890,980
Chesterfield County, VA, Economic Development Authority, (Virginia Electric and Power Co.), 5.00%, 5/1/23	2,000	2,324,820
Massachusetts Development Finance Agency, (Dominion Energy Brayton), 5.75% to 5/1/19 (Put Date), 12/1/42	3,200	3,912,128
Michigan Strategic Fund Limited Obligation Revenue, (Detroit Edison Co.), 5.625%, 7/1/20	3,000	3,694,020
Municipal Electric Authority of Georgia, 5.25%, 1/1/21	2,000	2,460,880
Navajo County, AZ, Pollution Control Corp., 5.50% to 6/1/14 (Put Date), 6/1/34	3,500	3,691,555
Navajo County, AZ, Pollution Control Corp., 5.75% to 6/1/16 (Put Date), 6/1/34	3,500	3,927,245
New Hampshire Business Finance Authority Pollution Control, (Central Maine Power Co.), 5.375%, 5/1/14	2,500	2,627,700
Ohio Air Quality Development Authority, (First Energy), 5.625%, 6/1/18	700	808,199
Puerto Rico Electric Power Authority, 5.25%, 7/1/25	500	514,190
Rapides Finance Authority, LA, (Cleco Power LLC), (AMT), 5.25% to 3/1/13 (Put Date), 11/1/37	6,500	6,539,650
Vernon, CA, Electric System Revenue, 5.125%, 8/1/21	8,500	9,598,625
Wake County, NC, Industrial Facilities and Pollution Control Financing Authority, (Carolina Power and Light Co.), 5.375%, 2/1/17	2,500	2,531,600

		$58,024,191

Escrowed/Prerefunded — 1.6%
California Statewide Communities Development Authority, (San Gabriel Valley), Escrowed to Maturity, 5.50%, 9/1/14	$225	$237,215
Massachusetts Turnpike Authority, Escrowed to Maturity, 5.00%, 1/1/20	3,000	3,480,780
Michigan Hospital Finance Authority, (Henry Ford Health System), Prerefunded to 3/1/13, 5.50%, 3/1/14	2,000	2,017,400
New Jersey Economic Development Authority, (Kapkowski Road Landfill), Prerefunded to 5/15/14, 6.375%, 4/1/18	350	378,476
North Carolina Eastern Municipal Power Agency, Escrowed to Maturity, 4.00%, 1/1/18	1,195	1,365,336
Triborough Bridge and Tunnel Authority, NY, Escrowed to Maturity, 5.50%, 1/1/17	3,625	3,940,411

		$11,419,618

General Obligations — 15.4%
Austin, TX, 4.00%, 9/1/28	$3,000	$3,312,900
Bergen County, NJ, Improvement Authority, (County Administration Complex), 5.00%, 11/15/24	1,100	1,450,999
Bingham and Bonneville Counties, ID, Joint School District No. 93, 5.00%, 9/15/25	630	780,715
Bingham and Bonneville Counties, ID, Joint School District No. 93, 5.00%, 9/15/27	1,145	1,424,678
Canyon County, MD, School District No. 139 Vallivue, 5.00%, 9/15/23	1,005	1,262,582
Canyon County, MD, School District No. 139 Vallivue, 5.00%, 9/15/24	1,730	2,156,860
Chemeketa, OR, Community College District, 5.50%, 6/15/22	1,000	1,208,190
Denver City and County, CO, School District No. 1, 4.00%, 12/1/26	3,670	4,053,735
Franklin Township, NJ, School District, 5.00%, 8/15/22	1,000	1,284,290

Security	Principal Amount (000’s omitted)	Value
Gwinnett County, GA, School District, 5.00%, 2/1/26	$2,220	$2,904,981
Gwinnett County, GA, School District, 5.00%, 2/1/29	5,400	6,920,532
Hamilton, OH, School District, 6.15%, 12/1/15	500	578,265
Howell, MI, Public Schools, 4.00%, 5/1/19	500	574,335
Howell, MI, Public Schools, 4.00%, 5/1/20	300	346,083
Howell, MI, Public Schools, 4.00%, 5/1/21	1,275	1,472,561
Howell, MI, Public Schools, 4.50%, 5/1/27	2,340	2,676,024
Howell, MI, Public Schools, 5.00%, 5/1/22	1,100	1,365,056
Kentwood, MI, Public Schools, 4.00%, 5/1/21	615	727,188
Kentwood, MI, Public Schools, 4.00%, 5/1/23	2,475	2,909,462
King County, WA, School District No. 407, 3.00%, 12/1/27	785	831,676
King County, WA, School District No. 407, 3.00%, 12/1/29	835	868,100
Kootenai County, ID, School District No. 271 Coeur D’Alene, 4.00%, 9/15/24	1,185	1,369,682
Maryland State and Local Facilities, 5.00%, 8/1/18	10,000	11,833,800
Michigan, 6.00%, 11/1/22	2,985	3,712,952
North Carolina, 5.00%, 5/1/22	10,000	12,941,700
Oregon State, (Oregon University System), 5.00%, 8/1/24	2,960	3,739,723
Oregon State, (Oregon University System), 5.00%, 8/1/26	1,500	1,877,130
Palo Alto, CA, (Election of 2008), 5.00%, 8/1/28	1,250	1,500,450
Pascack Valley Regional High School District, NJ, 3.00%, 8/15/17	305	332,166
Pascack Valley Regional High School District, NJ, 3.00%, 8/15/18	310	341,133
Pascack Valley Regional High School District, NJ, 3.00%, 8/15/19	455	502,343
Pascack Valley Regional High School District, NJ, 3.00%, 8/15/20	510	562,311
Pascack Valley Regional High School District, NJ, 3.00%, 8/15/21	390	429,414
Pascack Valley Regional High School District, NJ, 3.00%, 8/15/22	460	505,871
Salem-Keizer, OR, School District No. 24J, 0.00%, 6/15/23	15,320	11,930,450
Wake County, NC, 5.00%, 3/1/24	10,000	13,178,700
Yakima County, WA, School District No. 202 Toppenish, 3.00%, 12/1/22	1,430	1,603,702
Yakima County, WA, School District No. 208 West Valley, 3.00%, 12/1/26(3)	4,805	5,090,705

		$110,561,444

Health Care-Miscellaneous — 0.2%
Arizona Health Facilities Authority, (Blood Systems, Inc.), 5.00%, 4/1/21	$1,000	$1,051,200
Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 6.00%, 12/1/36(4)	109	110,298

		$1,161,498

Hospital — 6.6%
California Health Facilities Financing Authority, (Catholic Healthcare), 5.125%, 7/1/22	$5,250	$5,738,985
California Statewide Communities Development Authority, (John Muir Health), 5.00%, 7/1/18	500	586,285
California Statewide Communities Development Authority, (Kaiser Permanente), 5.00%, 4/1/19	500	591,830
Camden County, NJ, Improvement Authority, (Cooper Health System), 5.25%, 2/15/20	1,000	1,062,900
Dauphin County, PA, General Authority Health System, (Pinnacle Health System), 5.75%, 6/1/20	6,000	7,024,740
Henderson, NV, Health Care Facilities, (Catholic Healthcare West), 5.00%, 7/1/13	2,500	2,557,325
Highlands County, FL, Health Facilities Authority, (Adventist Bolingbrook), 5.00%, 11/15/16	1,205	1,383,545
Highlands County, FL, Health Facilities Authority, (Adventist Bolingbrook), 5.125%, 11/15/20	1,860	2,102,879
Highlands County, FL, Health Facilities Authority, (Adventist Bolingbrook), 5.125%, 11/15/22	2,835	3,197,228
Kent, MI, Hospital Finance Authority, (Spectrum Health), 5.50% to 1/15/15 (Put Date), 1/15/47	2,760	3,015,438
Lexington County, SC, (Health Services, Inc.), 5.00%, 11/1/15	1,000	1,107,920
Massachusetts Health and Educational Facilities Authority, (Lowell General Hospital), 4.75%, 7/1/25	2,715	2,855,691
Massachusetts Health and Educational Facilities Authority, (Partners Healthcare System), 5.00%, 7/1/22	1,250	1,469,600

Security	Principal Amount (000’s omitted)	Value
Michigan Hospital Finance Authority, (Memorial Healthcare Center), 5.875%, 11/15/21	$1,000	$1,001,630
Michigan Hospital Finance Authority, (Oakwood Obligations Group), 5.00%, 7/15/13	1,750	1,792,210
New Jersey Health Care Facilities Financing Authority, (Hunterdon Medical Center), 5.25%, 7/1/25	500	527,660
New Jersey Health Care Facilities Financing Authority, (Virtua Health, Inc.), 5.25%, 7/1/17	1,000	1,128,170
New York Dormitory Authority, (NYU Hospital Center), 5.25%, 7/1/24	1,705	1,870,641
Norfolk, VA, Economic Development Authority, (Bon Secours Health), 5.00%, 11/1/27(3)	2,500	2,773,350
Orange County, FL, Health Facilities Authority, (Orlando Health, Inc.), 5.125%, 10/1/26	955	1,066,191
Orange County, FL, Health Facilities Authority, (Orlando Health, Inc.), 5.375%, 10/1/23	970	1,122,154
University of Kansas Hospital Authority, 5.00%, 9/1/16	1,000	1,148,640
Washington Township, CA, Health Care District Revenue, 5.50%, 7/1/19	250	295,232
Washington Township, CA, Health Care District Revenue, 5.75%, 7/1/24	1,750	2,000,092

		$47,420,336

Housing — 0.1%
New Jersey Housing and Mortgage Finance Agency, SFMR, (AMT), 5.10%, 10/1/23	$350	$374,087
Sandoval County, NM, MFMR, 6.00%, 5/1/32(4)	600	600,018
Texas Student Housing Corp., (University of North Texas), 9.375%, 7/1/06(7)	95	53,198

		$1,027,303

Industrial Development Revenue — 4.4%
California Pollution Control Financing Authority, (Waste Management, Inc.), (AMT), 5.125%, 11/1/23	$6,600	$7,174,068
Maine Finance Authority, Solid Waste Disposal, (Casella Waste Systems, Inc.), (AMT), 6.25% to 2/1/17 (Put Date), 1/1/25	2,415	2,474,554
Massachusetts Development Finance Agency, (Waste Management, Inc.), (AMT), 2.125% to 12/1/15 (Put Date), 12/1/29	500	498,310
Michigan Strategic Fund, (Waste Management, Inc.), (AMT), 4.50%, 12/1/13	1,000	1,034,450
Mississippi Business Finance Corp., (Air Cargo), (AMT), 7.25%, 7/1/34	1,410	737,219
New Jersey Economic Development Authority, (New Jersey-American Water Co., Inc.), (AMT), 5.10%, 6/1/23	1,780	2,022,418
New York Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.50%, 10/1/37	9,990	12,107,081
St. Charles Parish, LA, (Valero Energy Corp.), 4.00% to 6/1/22 (Put Date), 12/1/40	1,665	1,836,595
Toledo-Lucas County, OH, Port Authority, (Cargill, Inc.), 4.50%, 12/1/15	3,325	3,550,069

		$31,434,764

Insured-Education — 1.7%
California Educational Facilities Authority, (San Diego University), (AMBAC), 0.00%, 10/1/15	$375	$360,442
California Educational Facilities Authority, (Santa Clara University), (NPFG), 5.00%, 9/1/23	500	634,895
New Jersey Educational Facilities Authority, (Ramapo College), (AMBAC), 4.50%, 7/1/21	1,000	1,117,220
New York Dormitory Authority, (Educational Housing Services), (AMBAC), 5.25%, 7/1/21	2,025	2,394,603
New York Dormitory Authority, (Rochester Institute of Technology), (AMBAC), 5.25%, 7/1/22	5,150	6,429,878
Oregon Health and Science University, (NPFG), 0.00%, 7/1/21	1,815	1,421,581

		$12,358,619

Insured-Electric Utilities — 1.0%
California Pollution Control Financing Authority, (San Diego Gas and Electric), (NPFG), 5.90%, 6/1/14	$600	$646,248
Cape May County, NJ, Industrial Pollution Control Financing Authority, (Atlantic City Electric Co.), (NPFG), 6.80%, 3/1/21	560	737,296
Illinois Municipal Electric Agency Power Supply, (FGIC), (NPFG), 5.25%, 2/1/16	3,000	3,391,740
Northern California Power Agency, (Hydroelectric), (AGC), 5.00%, 7/1/24	500	585,655

Security	Principal Amount (000’s omitted)	Value
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/26	$1,000	$1,040,800
Puerto Rico Electric Power Authority, (XLCA), 5.375%, 7/1/18	1,000	1,075,200

		$7,476,939

Insured-Escrowed/Prerefunded — 1.3%
Metropolitan Transportation Authority, NY, Commuter Facilities, (AMBAC), Escrowed to Maturity, 5.00%, 7/1/20	$425	$443,458
Montgomery, AL, BMC Special Care Facilities Financing Authority, (Baptist Health Montgomery), (NPFG), Prerefunded to 11/15/14, 5.00%, 11/15/24	5,000	5,428,050
Ohio Higher Educational Facility Commission, (Xavier University), (AGC), Prerefunded to 5/1/16, 5.00%, 5/1/22	350	400,183
Sunrise, FL, Utilities Systems, (AMBAC), Escrowed to Maturity, 5.50%, 10/1/18	2,425	2,859,802

		$9,131,493

Insured-General Obligations — 8.7%
Boston, MA, (NPFG), 0.125%, 3/1/22	$8,000	$6,446,880
Cincinnati, OH, School District, (FGIC), (NPFG), 5.25%, 12/1/30	4,500	6,086,790
Clearview, NJ, Regional High School District, (FGIC), (NPFG), 5.375%, 8/1/15	245	258,274
Freehold, NJ, Regional High School District, (FGIC), (NPFG), 5.00%, 3/1/18	250	298,615
Hilliard, OH, School District, (FGIC), (NPFG), 0.00%, 12/1/14	1,000	988,360
Hillsborough Township, NJ, School District, (AGM), 5.375%, 10/1/18	970	1,204,517
Jackson Township, NJ, School District, (Baptist Healthcare Systems), (NPFG), 5.25%, 6/15/23	6,000	7,658,340
Linn County, OR, Community School District No. 9, (Lebanon), (FGIC), (NPFG), 5.25%, 6/15/21	1,055	1,355,707
Linn County, OR, Community School District No. 9, (Lebanon), (FGIC), (NPFG), 5.25%, 6/15/22	625	807,362
Miami, FL, (Homeland Defense), (NPFG), 5.00%, 1/1/19	10,000	10,916,100
New Jersey, (AMBAC), 5.25%, 7/15/19	1,120	1,395,587
New Orleans, LA, (NPFG), 5.25%, 12/1/15	5,105	5,709,075
Philadelphia, PA, (AGC), 5.25%, 7/15/15	3,440	3,774,815
San Mateo County, CA, Community College District, (Election of 2005), (NPFG), 0.00%, 9/1/22	3,000	2,307,180
Springfield, OH, City School District, (AMBAC), 4.30%, 12/1/14	1,000	1,002,560
St. Louis, MO, Board of Education, (AGM), 0.00%, 4/1/16	1,000	972,590
Washington, (AMBAC), 0.00%, 12/1/22	10,000	7,889,300
West Virginia, (FGIC), (NPFG), 0.00%, 11/1/21	4,275	3,543,761

		$62,615,813

Insured-Hospital — 1.3%
Harris County, TX, Hospital District, (NPFG), 5.00%, 2/15/13	$1,000	$1,004,840
Harris County, TX, Hospital District, (NPFG), 5.00%, 2/15/14	500	521,115
Waco, TX, Health Facilities Development Corp., (Hillcrest Health System), (NPFG), 5.00%, 8/1/19	3,405	3,709,611
Waco, TX, Health Facilities Development Corp., (Hillcrest Health System), (NPFG), 5.00%, 8/1/20	3,745	4,064,037

		$9,299,603

Insured-Lease Revenue/Certificates of Participation — 1.0%
California State Public Works Board, (Department of Corrections), (AMBAC), 5.25%, 12/1/13	$215	$224,372
Hudson County, NJ, (NPFG), 6.25%, 6/1/15	1,000	1,100,560
Louisiana Public Facility Authority, (Hurricane Recovery), (AMBAC), 5.00%, 6/1/19	5,000	5,561,800

		$6,886,732

Security	Principal Amount (000’s omitted)	Value
Insured-Other Revenue — 0.0%(1)
Cleveland, OH, Parking Facilities, (AGM), 5.25%, 9/15/20	$160	$203,557

		$203,557

Insured-Special Tax Revenue — 5.5%
Arlington, TX, (Dallas Cowboys), (NPFG), 5.00%, 8/15/34	$1,355	$1,418,157
Denver, CO, City and County, Excise Tax Revenue, (AGC), 6.00%, 9/1/23	5,000	6,200,700
Garden State Preservation Trust, NJ, Open Space and Farmland, (AGM), 5.25%, 11/1/20(5)	10,000	12,779,400
Illinois Sports Facilities Authority, (AMBAC), 0.00%, 6/15/22	7,000	5,028,590
Massachusetts, Special Obligation, (AGM), 5.50%, 6/1/21	5,000	6,511,000
Massachusetts, Special Obligation, Dedicated Tax Revenue, (FGIC), (NPFG), 5.50%, 1/1/29	4,920	6,296,222
Puerto Rico Infrastructure Financing Authority, (FGIC), 5.50%, 7/1/19	250	268,540
San Mateo County, CA, Transportation District, (NPFG), 5.25%, 6/1/17	500	587,060

		$39,089,669

Insured-Student Loan — 0.5%
Maine Educational Loan Authority, (AGC), 5.625%, 12/1/27	$2,995	$3,404,836

		$3,404,836

Insured-Transportation — 4.2%
Idaho Housing and Finance Association, (Grant and Revenue Anticipation Bonds Federal Highway Trust Fund), (AGC), 5.25%, 7/15/21	$1,045	$1,242,495
Idaho Housing and Finance Association, (Grant and Revenue Anticipation Bonds Federal Highway Trust Fund), (AGC), 5.25%, 7/15/25	1,000	1,181,440
Kenton County, KY, (Cincinnati/Northern Kentucky Airport), (NPFG), (AMT), 5.625%, 3/1/13	1,105	1,109,729
Miami-Dade County, FL, Aviation, (NPFG), (AMT), 5.25%, 10/1/15	8,125	9,032,725
New Jersey Transportation Trust Fund Authority, (AGC), (AMBAC), 0.00%, 12/15/24	10,000	6,291,300
New Jersey Transportation Trust Fund Authority, (FGIC), (NPFG), 5.50%, 12/15/20	5,000	6,277,800
New Orleans, LA, Aviation Board, (AGC), 6.00%, 1/1/23	1,040	1,243,247
Ohio Turnpike Commission, (FGIC), (NPFG), 5.50%, 2/15/18	1,750	2,135,385
Port of Oakland, CA, (NPFG), (AMT), 5.00%, 11/1/21	665	739,520
San Jose, CA, Airport Revenue, (AMBAC), (AMT), 5.50%, 3/1/18	675	782,845

		$30,036,486

Insured-Water and Sewer — 2.0%
Connecticut Development Authority, (Aquarion Water Co. of Connecticut), (XLCA), (AMT), 5.00%, 7/1/38	$2,000	$2,001,980
Kansas City, MO, Water Revenue, (BHAC), 5.00%, 12/1/23	3,125	3,698,281
Massachusetts Water Resources Authority, (AGM), 5.25%, 8/1/29	3,250	4,364,880
North Hudson, NJ, Sewer Authority, (NPFG), 5.125%, 8/1/22	1,000	1,296,260
Passaic Valley, NJ, Water Commission, (AGM), 5.00%, 12/15/17	1,020	1,198,408
Pennsville, NJ, Sewer Authority, (NPFG), 0.00%, 11/1/16	565	525,433
Pennsville, NJ, Sewer Authority, (NPFG), 0.00%, 11/1/17	565	511,105
Pennsville, NJ, Sewer Authority, (NPFG), 0.00%, 11/1/18	565	497,358

		$14,093,705

Lease Revenue/Certificates of Participation — 2.6%
California Public Works, (University of California), 5.25%, 6/1/20	$500	$622,320
Charleston, SC, Educational Excellence Financing Corp., (Charleston County School District), 5.00%, 12/1/20	5,265	6,042,324
Lexington County, SC, One School Facilities Corp., 5.00%, 12/1/20	2,240	2,531,178
Lexington County, SC, One School Facilities Corp., 5.00%, 12/1/22	1,945	2,186,783

Security	Principal Amount (000’s omitted)	Value
New Jersey Economic Development Authority, (School Facilities Construction), 5.50%, 9/1/19	$4,385	$5,445,907
Newberry, SC, Investing In Children’s Education, (Newberry County School District), 5.25%, 12/1/24	1,755	1,850,665

		$18,679,177

Other Revenue — 1.9%
Central Falls, RI, Detention Facility Corp., 7.25%, 7/15/35	$1,220	$1,055,508
Non-Profit Preferred Funding Trust, Various States, 4.47%, 9/15/37(4)	4,500	3,806,055
Otero County, NM, Jail Project Revenue, 5.50%, 4/1/13	55	54,956
Otero County, NM, Jail Project Revenue, 5.75%, 4/1/18	510	494,363
Riversouth Authority, OH, (Lazarus Building Redevelopment), 5.75%, 12/1/27	300	307,704
Seminole Tribe, FL, 5.50%, 10/1/24(4)	1,825	1,987,516
Seminole Tribe, FL, 5.75%, 10/1/22(4)	5,250	5,810,910

		$13,517,012

Senior Living/Life Care — 1.0%
California Statewide Communities Development Authority, (Senior Living-Presbyterian Homes), 4.50%, 11/15/16	$1,520	$1,615,882
Hawaii State Department of Budget and Finance, Special Purpose Senior Living Revenue, 5.00%, 11/15/27	1,275	1,349,804
Maryland Health and Higher Educational Facilities Authority, (Edenwald), 4.85%, 1/1/13	200	200,000
Massachusetts Development Finance Agency, (Volunteers of America), 5.00%, 11/1/17	420	436,960
New Jersey Economic Development Authority, (Cranes Mill Project), 5.50%, 7/1/18	460	501,584
North Miami, FL, Health Care Facilities Authority, (Imperial Club), 1.838%, 1/1/42(6)	495	217,854
St. Joseph County, IN, Holy Cross Village, 5.55%, 5/15/19	460	460,520
Tempe, AZ, Industrial Development Authority, (Friendship Village of Tempe), 6.00%, 12/1/27	2,140	2,353,743

		$7,136,347

Solid Waste — 0.0%(1)
Napa-Vallejo, CA, Waste Management Authority, (Solid Waste Transfer Facilities), (AMT), 5.10%, 2/15/14	$350	$350,430

		$350,430

Special Tax Revenue — 2.4%
Baldwin County, AL, Board of Education, 5.00%, 6/1/22	$1,360	$1,641,262
Bridgeville, DE, (Heritage Shores Special Development District), 5.125%, 7/1/35	428	351,726
California Economic Recovery, 5.00%, 7/1/18	500	606,470
Covington Park, FL, Community Development District, (Capital Improvements), 5.00%, 5/1/21	175	177,448
Detroit, MI, Downtown Development Authority Tax Increment, 0.00%, 7/1/21	2,000	1,305,160
Dupree Lakes, FL, Community Development District, 6.83%, 11/1/15	370	374,925
Fish Hawk, FL, Community Development District II, 7.04%, 11/1/14	30	29,612
Massachusetts Bay Transportation Authority, 5.25%, 7/1/26	1,000	1,316,140
Michigan Trunk Line, 5.00%, 11/15/22	345	428,783
Michigan Trunk Line, 5.00%, 11/15/23	600	738,852
Michigan Trunk Line, 5.00%, 11/15/24	1,100	1,345,003
Michigan Trunk Line, 5.00%, 11/15/26	1,100	1,332,969
Michigan Trunk Line, 5.00%, 11/15/28	2,000	2,401,760
Michigan Trunk Line, 5.00%, 11/15/29	1,500	1,789,455
New Jersey Economic Development Authority, (Newark Downtown Distribution Management Corp.), 4.625%, 6/15/13	190	193,084
New River, FL, Community Development District, (Capital Improvements), 5.00%, 5/1/13(2)	280	0
New River, FL, Community Development District, (Capital Improvements), Series 2010A-1, 5.75%, 5/1/38	155	122,653

Security	Principal Amount (000’s omitted)	Value
New River, FL, Community Development District, (Capital Improvements), Series 2010A-2, 5.75%, (0.00% until 11/1/14), 5/1/38	$395	$172,469
New River, FL, Community Development District, (Capital Improvements), Series 2010B-1, 5.00%, 5/1/15	240	214,718
New River, FL, Community Development District, (Capital Improvements), Series 2010B-2, 5.00%, (0.00% until 11/1/13), 5/1/18	310	144,460
North Springs, FL, Improvement District, (Heron Bay North Assessment Area), 5.00%, 5/1/14	740	739,852
Poinciana West, FL, West Community Development District, 5.875%, 5/1/22	1,085	1,112,917
Sterling Hill, FL, Community Development District, (Capital Improvements), 5.10%, 5/1/11(7)	275	79,805
Sterling Hill, FL, Community Development District, (Capital Improvements), 5.50%, 11/1/10(7)	300	210,060

		$16,829,583

Student Loan — 0.2%
New Jersey Higher Education Assistance Authority, 5.25%, 6/1/21	$1,000	$1,149,480

		$1,149,480

Transportation — 13.9%
Bay Area Toll Authority, CA, Toll Bridge Revenue, (San Francisco Bay Area), 5.00%, 4/1/22	$500	$602,960
Georgia State Road and Tollway Authority, (Federal Highway Grant Anticipation Revenue Bonds), 5.00%, 6/1/21	3,000	3,615,360
Greater Orlando, FL, Aviation Authority, (AMT), 5.00%, 10/1/21	4,750	5,645,042
Hawaii Airports System, 5.25%, 7/1/28	3,650	4,320,250
Long Beach, CA, Harbor Revenue, 5.00%, 5/15/23	500	597,640
Louisiana Offshore Terminal Authority, Deepwater Port Revenue, (Loop LLC), 5.25%, 9/1/15	2,500	2,564,300
Maryland Transportation Authority, 5.00%, 3/1/18	10,000	11,631,000
Metropolitan Washington, DC Airport Authority System, 5.00%, 10/1/22	5,000	5,995,550
Metropolitan Washington, DC Airport Authority System, (AMT), 5.50%, 10/1/19	5,000	5,983,450
Metropolitan Washington, DC Area Transit Authority, (Gross Revenue), 5.25%, 7/1/21	7,500	9,111,300
New Jersey State Turnpike Authority, 5.00%, 1/1/20	1,500	1,766,700
New Jersey Transportation Trust Fund Authority, 5.25%, 12/15/21	6,000	7,453,620
North Texas Tollway Authority, (Dallas North Tollway System Revenue), 6.00%, 1/1/23	5,000	5,989,450
Pennsylvania Economic Development Financing Authority, (National Railroad Passenger), 5.00%, 11/1/25	1,000	1,131,850
Pennsylvania Economic Development Financing Authority, (National Railroad Passenger), 5.00%, 11/1/26	890	1,001,241
Port Authority of New York and New Jersey, 5.375%, 3/1/28	1,000	1,259,960
Port Authority of New York and New Jersey, (AMT), 5.25%, 9/15/23	11,000	12,649,450
Triborough Bridge and Tunnel Authority, NY, 5.00%, 1/1/27	10,000	12,088,800
Virginia Transportation Board, 4.00%, 3/15/25	5,145	5,824,346

		$99,232,269

Water and Sewer — 1.5%
Detroit, MI, Water and Sewerage Department Sewage Disposal System Revenue, 5.25%, 7/1/27	$1,300	$1,458,509
Detroit, MI, Water Supply System Revenue, 5.00%, 7/1/21	1,610	1,828,670
Fairfax County, VA, Water Authority, 5.00%, 4/1/18	5,000	5,872,300
Gilroy, CA, Water and Sewer Revenue, 5.00%, 8/1/22	440	563,645
New Jersey Economic Environmental Infrastructure Trust, 5.00%, 9/1/20	1,000	1,263,390

		$10,986,514

Total Tax-Exempt Investments — 98.4% (identified cost $634,854,170)		$705,146,996

Other Assets, Less Liabilities — 1.6%		$11,174,702

Net Assets — 100.0%		$716,321,698

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.
AGM	-	Assured Guaranty Municipal Corp.
AMBAC	-	AMBAC Financial Group, Inc.
AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BHAC	-	Berkshire Hathaway Assurance Corp.
FGIC	-	Financial Guaranty Insurance Company
MFMR	-	Multi-Family Mortgage Revenue
NPFG	-	National Public Finance Guaranty Corp.
SFMR	-	Single Family Mortgage Revenue
XLCA	-	XL Capital Assurance, Inc.

At December 31, 2012, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

New Jersey	12.4%
Others, representing less than 10% individually	86.0%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2012, 27.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.4% to 14.3% of total investments.

(1)	Amount is less than 0.05%.

(2)	Defaulted bond.

(3)	When-issued security.

(4)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At December 31, 2012, the aggregate value of these securities is $12,314,797 or 1.7% of the Fund’s net assets.

(5)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

(6)	Security is in default and making only partial interest payments.

(7)	Defaulted matured bond.

A summary of open financial instruments at December 31, 2012 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation
3/13	62 U.S. 10-Year Treasury Note	Short	$(8,249,294)	$(8,232,438)	$16,856
3/13	163 U.S. 30-Year Treasury Bond	Short	(24,448,428)	(24,042,499)	405,929

					$422,785

At December 31, 2012, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At December 31, 2012, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is interest rate risk was $422,785.

The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$634,163,935

Gross unrealized appreciation	$73,828,692
Gross unrealized depreciation	(2,845,631)

Net unrealized appreciation	$70,983,061

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2012, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$705,146,996	$—	$705,146,996
Total Investments	$—	$705,146,996	$—	$705,146,996
Futures Contracts	$422,785	$–	$—	$422,785
Total	$422,785	$705,146,996	$—	$705,569,781

The Fund held no investments or other financial instruments as of March 31, 2012 whose fair value was determined using Level 3 inputs. At December 31, 2012, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Eaton Vance

New York Limited Maturity Municipal Income Fund

December 31, 2012

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 94.7%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 1.8%
New York Environmental Facilities Corp., Clean Water and Drinking Water, (Municipal Water Finance), 5.00%, 6/15/18	$515	$525,918
New York Environmental Facilities Corp., Clean Water and Drinking Water, (Municipal Water Finance), 5.00%, 6/15/20	1,000	1,139,180

		$1,665,098

Cogeneration — 0.7%
Suffolk County Industrial Development Agency, (Nissequogue Cogeneration Partners Facility), (AMT), 5.50%, 1/1/23	$600	$600,000

		$600,000

Education — 7.2%
New York Dormitory Authority, (Cornell University), 5.00%, 7/1/23	$1,500	$1,833,000
New York Dormitory Authority, (Hamilton College), 5.00%, 7/1/21	455	581,644
New York Dormitory Authority, (Rochester Institute of Technology), 5.00%, 7/1/23	500	615,095
New York Dormitory Authority, (State University Educational Facilities), 5.00%, 7/1/20	1,500	1,775,730
New York Dormitory Authority, (State University Educational Facilities), 5.25%, 5/15/15	600	647,688
New York Dormitory Authority, (Third Generation Resolution), 5.00%, 5/15/26	500	604,685
Troy Industrial Development Authority, (Rensselaer Polytechnic Institute), 5.50%, 9/1/15	625	627,569

		$6,685,411

Electric Utilities — 2.8%
Puerto Rico Electric Power Authority, 5.25%, 7/1/25	$2,500	$2,570,950

		$2,570,950

Escrowed/Prerefunded — 4.0%
New York Dormitory Authority, (St. Lawrence University), Escrowed to Maturity, 5.00%, 7/1/14	$1,000	$1,069,270
Triborough Bridge and Tunnel Authority, Escrowed to Maturity, 5.00%, 1/1/20	1,170	1,448,600
Triborough Bridge and Tunnel Authority, Prerefunded to 1/1/16, 5.375%, 1/1/19	1,000	1,141,920

		$3,659,790

General Obligations — 6.6%
Clarence Central School District, 4.00%, 5/15/20	$300	$349,311
Clarence Central School District, 4.00%, 5/15/21	250	292,182
Haverstraw-Stony Point Central School District, 4.50%, 5/1/26	1,010	1,181,963
Livingston County, 4.50%, 5/1/23	500	598,360
New York City, 5.00%, 8/1/24	1,600	1,911,312
Pittsford Central School District, 4.00%, 10/1/22	750	888,315
Pittsford Central School District, 4.00%, 12/15/25	750	870,615

		$6,092,058

Health Care-Miscellaneous — 0.1%
Suffolk County Industrial Development Agency, (Alliance of Long Island Agencies), 7.50%, 9/1/15	$100	$100,556

		$100,556

1

Security	Principal Amount (000’s omitted)	Value
Hospital — 6.1%
Nassau County Local Economic Assistance & Financing Corp., (Catholic Health Service of Long Island), 5.00%, 7/1/22	$1,000	$1,158,420
New York Dormitory Authority, (NYU Hospital Center), 5.00%, 7/1/20	740	869,123
New York Dormitory Authority, (NYU Hospital Center), 5.25%, 7/1/24	340	373,031
New York Health and Hospital Corp., 5.50%, 2/15/19	1,000	1,189,470
Onondaga Civic Development Corp., (St. Joseph’s Hospital Health Center), 5.00%, 7/1/17	750	817,980
Saratoga County Industrial Development Agency, (Saratoga Hospital), 5.00%, 12/1/17	1,130	1,248,887

		$5,656,911

Housing — 2.1%
New York Housing Finance Agency, (Affordable Housing), (AMT), 5.05%, 11/1/22	$1,000	$1,077,320
New York Mortgage Agency, (AMT), 4.95%, 10/1/21	795	829,018

		$1,906,338

Industrial Development Revenue — 2.6%
New York Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.50%, 10/1/37	$1,500	$1,817,880
Niagara Area Development Corp., (Covanta Energy), 4.00%, 11/1/24	550	559,169

		$2,377,049

Insured-Education — 11.7%
New York Dormitory Authority, (Canisius College), (NPFG), 5.00%, 7/1/16	$1,000	$1,065,990
New York Dormitory Authority, (City University), (AMBAC), 5.625%, 7/1/16	995	1,097,147
New York Dormitory Authority, (Educational Housing Services), (AMBAC), 5.25%, 7/1/20	1,420	1,669,096
New York Dormitory Authority, (New York University), (AMBAC), 5.50%, 7/1/19	1,000	1,254,950
New York Dormitory Authority, (Rochester Institute of Technology), (AMBAC), 5.25%, 7/1/21	1,085	1,350,749
New York Dormitory Authority, (St. John’s University), (NPFG), 5.25%, 7/1/21	1,455	1,797,958
New York Dormitory Authority, (State University Educational Facilities), (AGM), 5.75%, 5/15/17	1,000	1,199,140
New York Dormitory Authority, (Student Housing), (FGIC), (NPFG), 5.25%, 7/1/15	1,000	1,057,870
New York Dormitory Authority, (University Educational Facilities), (FGIC), (NPFG), 5.25%, 5/15/13	320	325,888

		$10,818,788

Insured-Electric Utilities — 1.7%
Long Island Power Authority, Electric Systems Revenue, (AGM), 0.00%, 6/1/15	$500	$490,305
Long Island Power Authority, Electric Systems Revenue, (FGIC), (NPFG), 5.00%, 12/1/22	1,000	1,115,860

		$1,606,165

Insured-Escrowed/Prerefunded — 0.3%
Niagara County Industrial Development Agency, (Niagara University), (AMBAC), Escrowed to Maturity, 5.25%, 10/1/18	$250	$284,603

		$284,603

Insured-General Obligations — 1.5%
Mount Vernon School District, (AGM), 4.50%, 8/15/23	$500	$569,395
Mount Vernon School District, (AGM), 5.00%, 8/15/24	735	863,088

		$1,432,483

Insured-Hospital — 2.1%
New York Dormitory Authority, (Memorial Sloan Kettering Cancer Center), (NPFG), 5.50%, 7/1/17	$1,600	$1,912,928

		$1,912,928

Insured-Lease Revenue/Certificates of Participation — 1.3%
New York Dormitory Authority, (Master BOCES Program-Oneida Herkimer Madison), (AGM), 5.25%, 8/15/20	$1,000	$1,182,200

		$1,182,200

2

Security	Principal Amount (000’s omitted)	Value
Insured-Special Tax Revenue — 9.9%
New York Local Government Assistance Corp., (NPFG), 0.00%, 4/1/13	$2,250	$2,249,168
New York Thruway Authority, Miscellaneous Tax Revenue, (AMBAC), 5.50%, 4/1/20	2,235	2,846,049
New York Urban Development Corp., (Personal Income Tax), (AMBAC), 5.50%, 3/15/19	2,000	2,504,480
Puerto Rico Infrastructure Financing Authority, (FGIC), 5.50%, 7/1/19	1,500	1,611,240

		$9,210,937

Insured-Transportation — 6.2%
Metropolitan Transportation Authority, (AMBAC), 5.50%, 11/15/18	$1,000	$1,223,960
Metropolitan Transportation Authority, (NPFG), 5.50%, 11/15/13	1,000	1,045,560
Monroe County Airport Authority, (NPFG), (AMT), 5.875%, 1/1/17	1,000	1,118,810
Triborough Bridge and Tunnel Authority, (NPFG), 5.50%, 11/15/18	1,920	2,361,158

		$5,749,488

Lease Revenue/Certificates of Participation — 0.6%
New York Urban Development Corp., 5.00%, 1/1/18	$500	$591,540

		$591,540

Other Revenue — 5.4%
Brooklyn Arena Local Development Corp., (Brooklyn Center), 5.75%, 7/15/16	$750	$842,070
New York City Transitional Finance Authority, (Building Aid), 5.25%, 1/15/27	1,000	1,172,510
New York City Transitional Finance Authority, (Building Aid), 6.00%, 7/15/33	540	640,721
New York City Trust for Cultural Resources, (Museum of Modern Art), 5.00%, 4/1/26	2,030	2,377,820

		$5,033,121

Senior Living/Life Care — 2.0%
Mt. Vernon Industrial Development Agency, (Wartburg Senior Housing, Inc.), 6.15%, 6/1/19	$285	$285,425
New York Dormitory Authority, (Miriam Osborn Memorial Home Association), 5.00%, 7/1/24	750	839,392
Tompkins County Development Corp., (Kendal at Ithaca, Inc.), 3.25%, 7/1/22	750	753,968

		$1,878,785

Solid Waste — 2.5%
Babylon Industrial Development Agency, (Covanta Energy Corp.), 5.00%, 1/1/19	$2,000	$2,335,800

		$2,335,800

Special Tax Revenue — 6.1%
New York City Transitional Finance Authority, (Future Tax), 5.00%, 5/1/24	$1,900	$2,273,540
New York Local Government Assistance Corp., 5.25%, 4/1/16	3,000	3,368,280

		$5,641,820

Transportation — 5.0%
Metropolitan Transportation Authority, 5.00%, 11/15/21	$1,000	$1,151,080
Metropolitan Transportation Authority Dedicated Tax Fund, 4.00%, 11/15/22	1,000	1,159,980
Port Authority of New York and New Jersey, 4.00%, 12/1/23	1,000	1,152,510
Port Authority of New York and New Jersey, (AMT), 5.25%, 9/15/23	1,000	1,149,950

		$4,613,520

Water and Sewer — 4.4%
Erie County Water Authority, 5.00%, 12/1/18	$1,000	$1,210,420
New York City Municipal Water Finance Authority, 5.00%, 6/15/21	2,430	2,886,524

		$4,096,944

Total Tax-Exempt Investments — 94.7% (identified cost $79,764,023)		$87,703,283

3

Miscellaneous — 0.5%

Security	Units	Value
Real Estate — 0.5%
CMS Liquidating Trust(1)(2)(3)	150	$480,000

Total Miscellaneous — 0.5% (identified cost $480,000)		$480,000

Total Investments — 95.2% (identified cost $80,244,023)		$88,183,283

Other Assets, Less Liabilities — 4.8%		$4,428,973

Net Assets — 100.0%		$92,612,256

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

The Fund invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2012, 36.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 4.7% to 15.9% of total investments.

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At December 31, 2012, the aggregate value of these securities is $480,000 or 0.5% of the Fund’s net assets.

(2)	Non-income producing.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3.

A summary of open financial instruments at December 31, 2012 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation
3/13	6 U.S. 10-Year Treasury Note	Short	$(798,319)	$(796,688)	$1,631
3/13	10 U.S. 30-Year Treasury Bond	Short	(1,499,904)	(1,475,000)	24,904

					$26,535

At December 31, 2012, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At December 31, 2012, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is interest rate risk was $26,535.

4

The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$80,197,040

Gross unrealized appreciation	$8,011,205
Gross unrealized depreciation	(24,962)

Net unrealized appreciation	$7,986,243

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2012, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Tax-Exempt Investments	$—	$87,703,283	$—	$87,703,283
Miscellaneous	—	—	480,000	480,000
Total Investments	$—	$87,703,283	$480,000	$88,183,283
Futures Contracts	$26,535	$—	$—	$26,535
Total	$26,535	$87,703,283	$480,000	$88,209,818

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended December 31, 2012 is not presented.

At December 31, 2012, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance

Pennsylvania Limited Maturity Municipal Income Fund

December 31, 2012

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 89.9%

Security	Principal Amount (000’s omitted)	Value
Cogeneration — 0.2%
Pennsylvania Economic Development Financing Authority, (Colver), (AMT), 5.125%, 12/1/15	$150	$152,871

		$152,871

Education — 14.0%
Cumberland County Municipal Authority, (Dickinson College), 5.00%, 11/1/25	$420	$496,553
Pennsylvania Higher Educational Facilities Authority, (Carnegie Mellon University), 5.00%, 8/1/19	1,150	1,392,248
Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania), 5.00%, 7/15/21	1,040	1,147,286
Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania), 5.00%, 9/1/27	1,000	1,193,250
Pennsylvania State University, 5.00%, 3/1/24	1,000	1,155,930
Union County Higher Educational Facilities Financing Authority, (Bucknell University), 4.00%, 4/1/26	460	518,397
Union County Higher Educational Facilities Financing Authority, (Bucknell University), 5.00%, 4/1/27	300	365,265
Union County Higher Educational Facilities Financing Authority, (Bucknell University), 5.00%, 4/1/28	530	641,968
University of Pittsburgh, 5.50%, 9/15/23	750	915,473
Washington County Industrial Development Authority, (Washington & Jefferson College), 5.00%, 11/1/23	1,000	1,161,220

		$8,987,590

Electric Utilities — 1.7%
Puerto Rico Electric Power Authority, 5.00%, 7/1/17	$1,000	$1,058,960

		$1,058,960

General Obligations — 11.4%
Bucks County, 5.125%, 5/1/21	$500	$609,575
Chester County, 5.00%, 7/15/28	1,530	1,795,164
Daniel Boone Area School District, 5.00%, 8/15/19	1,000	1,195,650
Montgomery County, 4.375%, 12/1/31	400	444,576
Mount Lebanon School District, 5.00%, 2/15/28	1,780	2,117,275
Pittsburgh, 5.00%, 9/1/26	1,000	1,168,720

		$7,330,960

Hospital — 8.5%
Allegheny County Hospital Development Authority, (University of Pittsburgh Medical Center), 5.00%, 6/15/18	$500	$590,820
Allegheny County Hospital Development Authority, (University of Pittsburgh Medical Center), 5.00%, 9/1/18	500	594,480
Dauphin County General Authority Health System, (Pinnacle Health System), 4.00%, 6/1/27	750	777,713
Dauphin County General Authority Health System, (Pinnacle Health System), 5.75%, 6/1/20	500	585,395
Lancaster County Hospital Authority, (Lancaster General Hospital), 5.00%, 3/15/22	635	713,308
Lebanon County Health Facility Authority, (Good Samaritan Hospital), 5.50%, 11/15/18	200	202,292
Lycoming County Authority, (Susquehanna Health System), 5.10%, 7/1/20	750	844,747
Monroe County Hospital Authority, (Pocono Medical Center), 5.00%, 1/1/17	1,000	1,123,170

		$5,431,925

1

Security	Principal Amount (000’s omitted)	Value
Housing — 3.0%
Allegheny County Residential Finance Authority, SFMR, (AMT), 4.80%, 11/1/22	$1,335	$1,411,282
Pennsylvania Housing Finance Agency, SFMR, (AMT), 4.75%, 10/1/25	500	536,640

		$1,947,922

Industrial Development Revenue — 2.1%
Pennsylvania Economic Development Financing Authority, (Aqua Pennsylvania, Inc.), (AMT), 6.75%, 10/1/18	$500	$631,325
Pennsylvania Economic Development Financing Authority, (Waste Management, Inc.), 1.75% to 12/1/15 (Put Date), 12/1/33	750	747,450

		$1,378,775

Insured-Cogeneration — 2.1%
Pennsylvania Economic Development Financing Authority, (Colver), (AMBAC), (AMT), 4.625%, 12/1/18	$1,300	$1,322,659

		$1,322,659

Insured-Education — 4.9%
Delaware County, (Villanova University), (AMBAC), 5.00%, 8/1/20	$1,500	$1,694,130
Pennsylvania Higher Educational Facilities Authority, (Thomas Jefferson University), (AMBAC), 5.25%, 9/1/19	500	600,660
Pennsylvania Higher Educational Facilities Authority, (University of the Sciences in Philadelphia), (AGC), 5.00%, 11/1/24	750	854,002

		$3,148,792

Insured-Escrowed/Prerefunded — 4.3%
Philadelphia Gas Works Revenue, (AGM), Prerefunded to 8/1/13, 5.25%, 8/1/17	$1,000	$1,029,080
Westmoreland Municipal Authority, (FGIC), Escrowed to Maturity, 0.00%, 8/15/19	1,900	1,740,096

		$2,769,176

Insured-General Obligations — 14.0%
Bethlehem Area School District, (AGM), 5.25%, 1/15/25	$1,250	$1,441,300
Cornwall Lebanon School District, (AGM), 0.00%, 3/15/16	1,020	987,992
Delaware Valley Regional Financial Authority, (AMBAC), 5.50%, 8/1/18	750	873,480
Pennsylvania, (NPFG), 5.375%, 7/1/19	1,000	1,259,950
Philadelphia, (AGM), 5.25%, 12/15/19	750	883,530
Philadelphia School District, (AGM), 5.50%, 6/1/21	1,000	1,240,380
Pittsburgh School District, (AGM), 5.00%, 9/1/22	1,000	1,190,150
Pocono Mountain School District, (AGM), 5.00%, 9/1/28	1,000	1,084,480

		$8,961,262

Insured-Hospital — 1.3%
Allegheny County Hospital Development Authority, (UPMC Health System), (NPFG), 6.00%, 7/1/24	$250	$331,385
Washington County Hospital Authority, (Washington Hospital), (AMBAC), 5.375%, 7/1/14	500	522,390

		$853,775

Insured-Lease Revenue/Certificates of Participation — 1.7%
Philadelphia Authority for Industrial Development Revenue, (FGIC), (NPFG), 5.00%, 12/1/22	$1,000	$1,061,390

		$1,061,390

Insured-Transportation — 2.0%
Pennsylvania Turnpike Commission, Registration Fee Revenue, (AGM), 5.25%, 7/15/22	$1,000	$1,272,490

		$1,272,490

Insured-Water and Sewer — 5.5%
Allegheny County Sanitation Authority, (AGM), 5.00%, 6/1/24	$500	$584,885
Allegheny County Sanitation Authority, (BHAC), (NPFG), 5.00%, 12/1/22	500	554,735
Altoona City Authority, Water Revenue, (AGM), 5.25%, 11/1/19	2,000	2,407,920

		$3,547,540

Other Revenue — 4.1%
Philadelphia Redevelopment Authority, (Transformation Initiative), 5.00%, 4/15/24	$750	$871,575
Southeastern Pennsylvania Transportation Authority, Federal Grant Receipts, 5.00%, 6/1/27	1,500	1,733,115

		$2,604,690

2

Security	Principal Amount (000’s omitted)	Value
Senior Living/Life Care — 0.3%
Cliff House Trust, (AMT), 6.625%, 6/1/27(1)	$390	$205,752

		$205,752

Special Tax Revenue — 1.4%
Pennsylvania Intergovernmental Cooperative Authority, (Philadelphia Funding Program), 5.00%, 6/15/23	$750	$882,098

		$882,098

Transportation — 7.4%
Allegheny County Airport Authority, (Pittsburgh International Airport), (AMT), 5.00%, 1/1/26	$840	$945,882
Allegheny County Airport Authority, (Pittsburgh International Airport), (AMT), 5.00%, 1/1/28	520	577,866
Delaware River Port Authority, 5.00%, 1/1/27	1,105	1,277,170
Delaware River Joint Toll Bridge Commission, 5.00%, 7/1/24	200	239,896
Pennsylvania Turnpike Commission, 5.00%, 12/1/22	500	572,305
Philadelphia Airport Revenue, (AMT), 5.00%, 6/15/23	1,000	1,148,620

		$4,761,739

Total Tax-Exempt Investments — 89.9% (identified cost $52,584,459)		$57,680,366

Other Assets, Less Liabilities — 10.1%		$6,465,653

Net Assets — 100.0%		$64,146,019

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC	-	Berkshire Hathaway Assurance Corp.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

SFMR	-	Single Family Mortgage Revenue

The Fund invests primarily in debt securities issued by Pennsylvania municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2012, 39.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.0% to 21.0% of total investments.

(1)	Security is in default and making only partial interest payments.

A summary of open financial instruments at December 31, 2012 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation
3/13	30 U.S. 10-Year Treasury Note	Short	$(3,991,594)	$(3,983,438)	$8,156
3/13	30 U.S. 30-Year Treasury Bond	Short	(4,486,586)	(4,425,000)	61,586

					$69,742

At December 31, 2012, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

3

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At December 31, 2012, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is interest rate risk was $69,742.

The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$52,564,232

Gross unrealized appreciation	$5,303,195
Gross unrealized depreciation	(187,061)

Net unrealized appreciation	$5,116,134

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2012, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$57,680,366	$—	$57,680,366
Total Investments	$—	$57,680,366	$—	$57,680,366
Futures Contracts	$69,742	$–	$—	$69,742
Total	$69,742	$57,680,366	$—	$57,750,108

The Fund held no investments or other financial instruments as of March 31, 2012 whose fair value was determined using Level 3 inputs. At December 31, 2012, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Investment Trust

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President

Date:	February 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President

Date:	February 22, 2013

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	February 22, 2013